Related Party Transactions	12 Months Ended
Oct. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related party balances as of October 31, 2022 and 2021 and transactions for the years ended October 31, 2022, 2021 and 2020 are identified as follows:

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Mr. Shoucheng Lei	Director of Topsheen Shipping
Mr. Guohua Zhang	Chief Executive Officer and Chairman of the Board
Mr. Dong Zhang	Director of the Group
Mr. Qing Xu	General Manager of Topsheen Shipping
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Mr. Shoucheng Lei
Topsheen Shipping Limited	Controlled by Mr. Dong Zhang
Keen Best Shipping Co., Limited	Controlled by Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang
Welly Focus Shipping Co. Limited	Controlled by Mr. Dong Zhang
Top Wisdom Shipping Management Co. Limited	Controlled by Mr. Dong Zhang
Deyun Shipping Group Co., Ltd.	Controlled by Mr. Dong Zhang
Beijing Hanpu Technology Co., Ltd.	Controlled by Mr. Guohua Zhang
Max Bright Marine Service Co. Ltd.	Controlled by Mr. Dong Zhang
Top Legend Shipping Co. Limited	Controlled by Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Mr. Guohua Zhang

(a)	Due from related parties

Due from related parties consisted of the following:

	October 31, 2022	October 31, 2021

Welly Focus Shipping Co. Limited(1)	-	10,000
Nanjing Derun Shipping Co., Ltd.(2)	5,590	-
Topsheen Shipping Limited(3)	946,065	-
Top Wisdom Shipping Management Co. Limited(4)	-	6,246
Total	$951,655	$16,246

(1)	The balances mainly represented non-interest-bearing loans to this related party and due on demand.

(2)	The balances mainly represented accounts receivables from Nanjing Derun Shipping Co., Ltd. The balance was collected subsequently.

(3)	The balances mainly represented prepayments to Topsheen Shipping Limited, which was utilized subsequently.

(4)	The balances mainly represented accounts receivables from Top Wisdom Shipping Management Co. Limited.

(b)	Due to related parties

Due to related parties consisted of the following:

	October 31, 2022	October 31, 2021

Topsheen Shipping Limited(1)	$-	$3,040,099
Shanghai Weisheng International Logistics Co., Ltd.	22,567	11,160
Keen Best Shipping Co., Limited(2)	-	317,848
Mr. Dong Zhang(1)	-	799,000
Mr. Shoucheng Lei(1)	-	1,546,000
Mr. Qing Xu(1)	-	752,000
Deyun Shipping Group Co., Ltd.(1)	-	12,739
Beijing Hanpu Technology Co., Ltd.(3)	579,147	56,759
Mr. Guohua Zhang(1)	2,371,188	388,619
New Galion	4,000	-
Total	$2,976,902	$6,924,224

(1)	The balances represented working capital loan from related parties. As of October 31, 2022 and 2021, Topsheen Shipping Limited paid salaries of $nil and $3,040,099 for the Group, respectively. As of October 31, 2022 and 2021, Mr. Guohua Zhang provided $2,371,188 and $388,619 working capital loan to the group. The loans are non-interest bearing and due on demand.

(2)	On October 19, 2021, Keen Best Shipping Co., Ltd, a non-controlling shareholder, transferred 400,000 shares of Topsheen Bulk to Topsheen Shipping for consideration of $327,848. The unpaid balance of $317,848 as of October 31, 2021 was fully settled in 2022.

(3)

On May 20, 2022, Caravelle entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation with the total purchase price of approximately $0.5 million. The testing vessel was delivered to the Company on June 6, 2022. The balance represents unpaid balance of the above contract and other purchased fixed assets.

(c)	Services provided by related parties*

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Topsheen Shipping Limited	$67,394,526	$46,757,016	$28,308,612
Max Bright Marine Service Co. Ltd	2,526,064	1,961,665	3,011,397
Welly Focus Shipping Co. Limited	99,615	-	-
Top Wisdom Shipping Management Co. Limited	20,000	-	-
Nanjing Derun Shipping Co., Ltd	565,465	31,325	171,013
Top Legend Shipping Co. Limited	1,256,111	1,647,921	4,679,148
Total	$71,861,781	$50,397,927	$36,170,170

*	The Group generally leased vessels or incurred the related freight costs with the above related parties.

(d)	Services provided to related parties**

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Shanghai Weisheng International Logistics Co., Ltd	$729,146	$1,065,779	$737,798
Nanjing Derun Shipping Co., Ltd	5,590	-	-
Topsheen Shipping Limited	142,531	-	-
Total	$877,267	$1,065,779	$737,798

**	The Group generally provided transportation service to the above related parties.

(e)	Loan secure provided by related parties

One related party provided guarantee for the repayment of the Group’s long-term loan. (See Note 7)

(f)	Strategic purchase contract with a related party

On April 20, 2022, Caravelle entered into a strategic purchase contract with New Galion Group (HK) CO LTD (“New Galion”), a related party. Pursuant to the contract, Caravelle shall purchase four sets of Maritime Carbon Neutral Intelligent Control Platform systems (the “Systems”) from New Galion for total consideration of approximately $16.2 million (HK Dollar 127.0 million) (the “Consideration”). The Consideration shall be paid by four instalments with the first payment (30% of the Consideration) payable on Caravelle’s acceptance of New Galion’s ship modification design report for the Systems. New Galion is responsible to deliver the first set of the Systems before July 1, 2022 and deliver the rest of equipment according to Caravelle’s shipment schedule. On June 20, 2022, Caravelle entered into a supplemental agreement with New Galion to defer to the delivery schedule of the first set of System to suit Caravelle’s needs. As of the date of this filing, Caravelle has not made any payments to New Galion.